Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2018 USD ($)
Financing receivables
Recorded investment	$ 22,421	$ 31,153
Allowance for credit losses:
Allowance for credit losses, beginning balance	292
Allowance for credit losses, ending balance	$ 221	292
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing receivables
Number of portfolio segments | segment	2
Number of classes of financing receivable | item	3
Recorded investment	$ 18,590	19,301
Recorded investment collectively evaluated for impairment	18,399	19,052
Recorded investment individually evaluated for impairment	191	249
Allowance for credit losses:
Allowance for credit losses, beginning balance	279	314
Write-offs	(63)	(35)
Recoveries	2	2
Provision	(5)	16
Other	(2)	(19)
Allowance for credit losses, ending balance	210	279
Related allowance, collectively evaluated for impairment	39	59
Related allowance, individually evaluated for impairment	171	219
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Financing receivables
Recorded investment	10,144	10,644
Recorded investment collectively evaluated for impairment	10,032	10,498
Recorded investment individually evaluated for impairment	112	146
Allowance for credit losses:
Allowance for credit losses, beginning balance	158	172
Write-offs	(42)	(10)
Recoveries	1	0
Provision	5	7
Other	(1)	(11)
Allowance for credit losses, ending balance	120	158
Related allowance, collectively evaluated for impairment	25	39
Related allowance, individually evaluated for impairment	96	119
Average recorded investment of impaired leases and loans	138	138
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Financing receivables
Recorded investment	5,087	5,016
Recorded investment collectively evaluated for impairment	5,040	4,964
Recorded investment individually evaluated for impairment	47	52
Allowance for credit losses:
Allowance for credit losses, beginning balance	65	61
Write-offs	(3)	(2)
Recoveries	0	0
Provision	(7)	9
Other	0	(3)
Allowance for credit losses, ending balance	54	65
Related allowance, collectively evaluated for impairment	11	16
Related allowance, individually evaluated for impairment	43	49
Average recorded investment of impaired leases and loans	49	55
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Financing receivables
Recorded investment	3,359	3,641
Recorded investment collectively evaluated for impairment	3,326	3,590
Recorded investment individually evaluated for impairment	32	51
Allowance for credit losses:
Allowance for credit losses, beginning balance	56	82
Write-offs	(18)	(23)
Recoveries	1	2
Provision	(3)	0
Other	(1)	(4)
Allowance for credit losses, ending balance	36	56
Related allowance, collectively evaluated for impairment	4	5
Related allowance, individually evaluated for impairment	32	51
Average recorded investment of impaired leases and loans	45	73
Lease receivables
Financing receivables
Recorded investment	5,567	6,320
Allowance for credit losses:
Allowance for credit losses, beginning balance	99	103
Write-offs	(16)	(15)
Provision	6	14
Allowance for credit losses, ending balance	72	99
Lease receivables | Americas
Financing receivables
Recorded investment	3,419	3,827
Allowance for credit losses:
Allowance for credit losses, beginning balance	53	63
Allowance for credit losses, ending balance	33	53
Lease receivables | EMEA
Financing receivables
Recorded investment	1,186	1,341
Allowance for credit losses:
Allowance for credit losses, beginning balance	22	9
Allowance for credit losses, ending balance	23	22
Lease receivables | Asia Pacific
Financing receivables
Recorded investment	963	1,152
Allowance for credit losses:
Allowance for credit losses, beginning balance	24	31
Allowance for credit losses, ending balance	16	24
Loan receivables
Financing receivables
Recorded investment	13,022	12,981
Allowance for credit losses:
Allowance for credit losses, beginning balance	179	211
Write-offs	(47)	(20)
Provision	2	2
Allowance for credit losses, ending balance	138	179
Loan receivables | Americas
Financing receivables
Recorded investment	6,726	6,817
Allowance for credit losses:
Allowance for credit losses, beginning balance	105	108
Allowance for credit losses, ending balance	88	105
Loan receivables | EMEA
Financing receivables
Recorded investment	3,901	3,675
Allowance for credit losses:
Allowance for credit losses, beginning balance	43	52
Allowance for credit losses, ending balance	31	43
Loan receivables | Asia Pacific
Financing receivables
Recorded investment	2,395	2,489
Allowance for credit losses:
Allowance for credit losses, beginning balance	32	51
Allowance for credit losses, ending balance	$ 20	$ 32